INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	$ 74,400,000	$ 68,200,000
Ore stockpiles	80,100,000	68,900,000
Mine supplies	172,800,000	171,400,000
Current inventories	327,300,000	308,500,000
Non-current ore stockpiles	198,300,000	223,200,000
Inventories	525,600,000	531,700,000
Ore stockpiles
Disclosure of Inventories [Line Items]
Inventory write-down (reversal)	0	(15,800,000)
Mine Supplies
Disclosure of Inventories [Line Items]
Inventory write-down (reversal)	5,700,000	3,500,000
Doyon division including the Westwood mine | Cost of Sales Related to Operating Below Normal Capacity
Disclosure of Inventories [Line Items]
Inventory write-down (reversal)	0	16,300,000
Rosebel Gold Mines N.V. | Cost of Sales Related to Operating Below Normal Capacity
Disclosure of Inventories [Line Items]
Inventory write-down (reversal)	$ 0	$ 13,200,000